Stock option plan	12 Months Ended
Dec. 31, 2021
Stock option plan
Stock option plan

21 Stock option plan

a.  Plan in force

On March 30, 2020, the Board of Directors approved the 1st and 2nd stock option programs and, on February 26, 2021, approved the 3rd and 4th stock option programs, through which selected executives were granted options that confer the right to exercise the stock purchase, subject to certain conditions under the “Stock Option Plan”, with the option to settle in equity and cash.

On October 29, 2021, in connection with a restructuring pursuant to which the Company became the holding company of the CI&T Group for the purpose of an initial public offering (see note 1.a), the Board of Directors approved the migration of the plan from the subsidiary CI&T Brazil to the Company. The Company recognized to the rights of each participant accrued under the corresponding plan and related programs and shall assume all obligations of CI&T Software under such plan.

The options already granted become options granted under the CI&T Cayman Plan, provided that each option shall confer the right to acquire one class A common share issued by Company.

Considering that the number of shares forming Company’s capital stock is approximately 68.14 times the number of shares forming the subsidiary CI&T Brazil, the number of granted options and the exercise price were adjusted in the same proportion.

According to the above restructuring, the Company remeasured the fair value of the stock options granted, both of the Company and of the subsidiary CI&T Brazil on the date of the plan migration. The remeasurement to fair value of the stock options granted was immaterial.

Stock option program (equity settled)

The following are the general conditions of the Group’s stock option plan:

Characteristics of the plans:			Equity-settled
	1st and 2nd Program		3rd Program	4th Program
Grant date	01/04/2020		01/04/2021	01/04/2021
Exercise Period:	6.8 years	(i)	5.8 years	5.8 years	(i)
Exercise	-	(i)	-	-	(i)
Limit date	01/01/2027	(i)	01/01/2027	01/01/2027	(i)

Activity of stock option number
(+) Total number of granted options	3,940,478		666,616	187,820
(-) Canceled options	78,360			19,900
(=) Number of options not exercised	3,862,118	(ii)	666,616	167,920	(ii)
(=) Number of outstanding options on 12/31/2021	3,862,118		666,616	167,920
(=) Number of exercisable options on 12/31/2021	1,244,994		-	-

Inputs used in the measurement
Exercise price (in reais)	9.58	(ii)	19.84	19.84	(ii)
Share price on the grant date (in reais)	21.68	(v)	21.68	21.68	(v)
Volatility (% p.a.)	24.19%	(iv)	27.73%	27.73%	(iv)
Interest rate (% p.a.)	1.53%		2.66%	2.66%
Option value (in reais)	0.48	(iii)	1.81	1.85	(iii)
Remaining average term (expected lifetime)	3.7 years	(vi)	4.3 years	4.3 years

Effects on income for the year:
Total expense attributed to the granting of options (R$)	1,846		1,275	298
Expenses incurred until December 31, 2020 (R$)	142		-	-
Expenses incurred until December 31, 2021 (R$)	668		251	48
Expenses to incur	1,036		1,024	250

(i)	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.
(ii)	Price established was based on valuation at the time the options are granted.
(ii)	Fair value based on the Black-Scholes method.
(iv)	The expected volatility was estimated based on the historical volatility of the comparable Companies share price.
(v)	The share price was determined based on valuation prepared by the Group on the date of plan migration
(vi)	Average calculated considering that, according to the definition of the plan, 25% of the options can be exercised before the vesting period.

The Board of Directors is entitled to select the participants of the program, at its sole discretion, among the Management, executives, employees and service providers of the Company and its subsidiaries. Additionally, the Board of Directors defines the terms of each program, when the option granted to the participants will become eligible for exercise (“vesting period”), including the possibility of anticipating the vesting period.

The fair value of the stock options granted is estimated on the grant date, based on the Black-Scholes model, which considers the terms and conditions for granting the shares.

On October 29, 2021, as a result of the corporate reorganization, the exercise price of the options changed from R$653.21 to R$9.58 for the 1st and 2nd programs and changed from R$1,352.00 to R$19.84 for the 3rd and 4th programs, to be updated according to the official national price index (IPCA / IBGE). The participants must pay the exercise price in cash and the program does not provide for alternatives for paying cash back to participants.

In the year ended on December 31, 2021, the Group recognized in the statement of profit or loss an amount of R$967 (R$142 as of December 31, 2020), see details in item “e”.

b.  Stock option program (settled in cash)

Due to the corporate reorganization as described in item “a”, the stock option program settled in cash was also migrated from the subsidiary CI&T Brazil to the Company. The number of granted options was proportionally adjusted by the equivalent of the Company's shares.

The amount to be settled in cash is based on the increase of the Group’s share price between the grant date and the exercise date.

	Payable in cash
Granting date	04/2020		10/2021
Exercise Period:	6.8 years	(i)	5.2 years	(i)
Exercise Date	-	(i)	-	(i)
Limit date for exercising the options	01/01/2027	(i)	01/01/2027	(i)
Total number of options granted	69,774		12,130
Liabilities carrying amount as of December 31, 2021	1,307		52
(i)	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.

c.  Canceled plans

On August 31, 2013, the Group approved the stock option plan, through which the executive officers elected by the Board of Directors were granted the possibility of acquisition of the Company’s shares, subject to certain conditions (“Stock Option Plan”).

The Extraordinary Shareholders’ Meeting (“EGM”), held on November 13, 2019, approved the cancellation of all programs and contracts of the Group’s Stock Option Plan, approved at the Company’s Extraordinary Shareholders’ Meeting of May 31, 2013, so that all options to purchase the shares issued by the Group granted to beneficiaries, exercisable or not, were canceled, with no effect for all legal purposes. On November 13, 2019, the Group unilaterally canceled the share-based payment plan, according to the EGM held on that date.

On December 19, 2019, at the Board of Directors’ meeting, the Group and the beneficiaries of the extinguished plan approved the Transaction and Settlement Agreement and Other Covenants, which includes the indemnities to be paid in the amount of R$44,000, granting full discharge to the Group of any right related to the Plan.

In 2020, the agreements were ratified and paid, in the total amount of R$43,354. The remaining amount, of R$628, was approved and paid in July 2021.

d.  Shares granted to executive officers

In August, 2017 the Company granted to the former controlling shareholders of the subsidiary Comrade, Inc. (later merged into CI&T, Inc.) the right to receive 16,530 shares. Comrade’s shareholders became executives of the Group, and the granting of the shares is conditioned to continuing employment in the Group for a period of four years from the acquisition date of Comrade. The fair value of the shares was estimated on the acquisition date of the subsidiary, using the “Black-Scholes” pricing model, in the amount of R$5,120.

As of December 31, 2021, the impact on profit or loss totaled R$246 (R$751 as of December 31, 2020), see details below in item “e” – expenses recognized in profit or loss.

On October 8, 2021, the executive officers exercised the options through the issuance of 16,530 new common shares, with no par value, at the total issuance price of R$28,697, subscribed by McMillian Family Trust. The subscribed shares were paid through the transfer of 15,896 shares issued by the subsidiary CI&T Inc to the subsidiary CI&T Brazil.

e.  Expenses recognized in profit or loss

	December 31, 2021	December 31, 2020	December 31, 2019
Plan in force:
Equity settled	967	142	-
Cash settled	1,318	41	-
Canceled plan	-	-	1,677
Shares granted to executives’ officers	246	751	1,522
Expenses recognized in profit or loss (note 24)	2,531	934	3,199
Other effects in shareholders’ equity	1,282	1,751	-
Total	3,813	2,685	3,199
(-) Effect of cash settled	(1,318)	(41)	-
Effect of movements in exchange rates	3	8	(29)
Total shareholders’ equity	2,498	2,652	3,170